CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share capital	Share-based compensation reserve	Translation reserve	Accumulated losses	Additional paid-in capital	Legal reserve	Total	Non- controlling interests
Equity at beginning of period at Dec. 31, 2016		$ 133,922	$ 8	$ 44,140	$ (21,849)	$ (145,403)	$ 250,421	$ 767	$ 128,084	$ 5,838
Loss for the year		(33,050)				(33,171)			(33,171)	121
Currency translation difference		5,579			6,433				6,433	(854)
Total comprehensive loss for the year		(27,471)			6,433	(33,171)			(26,738)	(733)
Share-based compensation		(223)		(223)					(223)
Equity at end of period at Dec. 31, 2017		106,228	8	43,917	(15,416)	(178,574)	250,421	767	101,123	5,105
Adjustment on initial application of IFRS 9	[1]	(1,944)				(1,944)			(1,944)
Adjusted balance at 1 January 2018		104,284	8	43,917	(15,416)	(180,518)	250,421	767	99,179	5,105
Loss for the year		(22,120)				(21,955)			(21,955)	(165)
Currency translation difference		(3,190)			(3,271)				(3,271)	81
Total comprehensive loss for the year		(25,310)			(3,271)	(21,955)			(25,226)	(84)
Disposal of subsidiaries (Note 34)		(767)						(767)	(767)
Equity at end of period at Dec. 31, 2018		78,207	8	43,917	(18,687)	(202,473)	250,421		73,186	5,021
Loss for the year		(42,012)				(42,061)			(42,061)	49
Currency translation difference		5,887			5,874				5,874	13
Total comprehensive loss for the year		(36,125)			5,874	(42,061)			(36,187)	62
Transfer to legal reserve						(9)		9
Disposal of subsidiaries (Note 34)		(5,019)								(5,019)
Equity at end of period at Dec. 31, 2019		$ 37,063	$ 8	$ 43,917	$ (12,813)	$ (244,543)	$ 250,421	$ 9	$ 36,999	$ 64

[1]	Due to the application IFRS 9 in 2018, the Company reconciliates of consolidated statements of financial on the date of initial application. The impact on profit and loss of the reclassification of the receivables from RisenSky Solar S.a.r.l. and Mr. Su Weili in amount due from related parties to fair value through profit or loss and the impairment of financial assets applying the expected credit loss model as at January 1, 2018 is US$1.9 million.